Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Salaries and short-term benefits	$ 18,658	$ 14,180
Post-employment benefits	1,226	1,287
Share-based payments	2,750	3,195
Key management personnel compensation	$ 22,634	$ 18,662